UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ];          Amendment Number:___
         This Amendment (Check only one):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive
          Suite 103
          San Jose, California 95134-2453

Form 13F File Number: 28-6289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm R. Fobes III
Title:  President
Phone:  (408) 526-0707

Signature, Place, and Date of Signing:

/s/ Malcolm R. Fobes III   San Jose, California    5/15/02
------------------------   --------------------    -------
      [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                24
                                              -----------
Form 13F Information Table Value Total:       $    72,815
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
                                               Berkshire Capital Holdings, Inc.
                                                           FORM 13F
                                                        As of 3/31/02


                                                                                                                VOTING AUTHORITY
                             TITLE OF             FAIR MARKET   SHARES/   SH/  PUT/   INVESTMENT    OTHER     ---------------------
 NAME OF ISSUER               CLASS     CUSIP    VALUE (000's)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                   COM    021441100      1,741      79,610    SH            SOLE                  79,610
Applied Materials, Inc.        COM    038222105      5,750     105,950    SH            SOLE                 105,950
Broadcom Corp.                 COM    111320107      2,074      57,760    SH            SOLE                  57,760
Brocade Comm Systems, Inc.     COM    111621108      3,555     131,661    SH            SOLE                 131,661
Cisco Systems, Inc.            COM    17275R102      2,314     136,675    SH            SOLE                 136,675
Emulex Corp.                   COM    292475209      3,012      91,480    SH            SOLE                  91,480
Extreme Networks, Inc.         COM    30226D106        731      70,300    SH            SOLE                  70,300
Integrated Device Technology   COM    458118106      6,192     186,290    SH            SOLE                 186,290
Juniper Networks, Inc.         COM    48203R104      1,092      86,550    SH            SOLE                  86,550
KLA-Tencor Corp.               COM    482480100      2,828      42,525    SH            SOLE                  42,525
Linear Technology Corp.        COM    535678106      2,944      66,585    SH            SOLE                  66,585
Marvell Technology Group       COM    G5876H105      4,472     102,095    SH            SOLE                 102,095
Maxim Integrated Products      COM    57772K101      4,158      74,635    SH            SOLE                  74,635
Micron Technology, Inc.        COM    595112103      3,811     115,825    SH            SOLE                 115,825
Novellus Systems, Inc.         COM    670008101      4,205      77,675    SH            SOLE                  77,675
NVIDIA Corp.                   COM    67066G104      3,296      74,310    SH            SOLE                  74,310
PMC-Sierra, Inc.               COM    69344F106      1,691     103,865    SH            SOLE                 103,865
Qlogic Corp.                   COM    747277101      3,110      62,805    SH            SOLE                  62,805
RF Micro Devices, Inc.         COM    749941100      1,589      88,750    SH            SOLE                  88,750
Semtech Corp.                  COM    816850101      1,735      47,530    SH            SOLE                  47,530
Siebel Systems, Inc.           COM    826170102      3,885     119,135    SH            SOLE                 119,135
Taiwan Semiconductor Mfg. Ltd. ADR    874039100      3,220     155,200    SH            SOLE                 155,200
VERITAS Software Corp.         COM    923436109      3,185      72,670    SH            SOLE                  72,670
Xilinx, Inc.                   COM    983919101      2,224      55,800    SH            SOLE                  55,800

REPORT SUMMARY:                 24                  72,815